Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Prepayments and other current assets
3.	Prepayments and other current assets

Prepayments and other current assets consist of the following:

		As of December 31,
	Note	2024	2025
		RMB	RMB
Receivables on behalf of manachised hotels(i)		216,476	236,430
Receivables from financial institution(ii)		—	260,109
Prepayment for purchase of services		53,365	87,580
VAT recoverable		33,315	60,975
Deposits		9,652	14,267
Prepaid property management fees		3,281	2,997
Contract assets	12(b)	2,929	—
Prepayment for purchase of goods		2,926	2,277
Others		10,767	15,125
Subtotal		332,711	679,760
Less: allowance for doubtful accounts		(1,079)	(3,786)
Total		331,632	675,974

(i)The amount represents fees to be collected from corporate customers and travel agencies on behalf of franchisees.

(ii)The Company establishes escrow accounts at a bank to hold the cash received from hotel guests through the central reservation system.

Changes in the allowance for doubtful accounts are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
At the beginning of the year	3,124	1,079
Allowance made during the year	1,079	2,722
Allowance write-off during the year	(3,124)	(15)
At the end of the year	1,079	3,786